Operating Segments (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	R$ 2,196,348	R$ 1,991,544
Property, plant and equipment	144,197	455,042
Intangible assets	4,303,487	13,388
Right-of-use asset	177,936	82,886
Electricity GET [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	0	0
Property, plant and equipment	105,087	410,673
Intangible assets	4,299,529	10,280
Right-of-use asset	47,266	41,314
Electricity Energy DIS [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	2,196,348	1,966,034
Property, plant and equipment	0	0
Intangible assets	0	0
Right-of-use asset	127,968	34,958
Electricity Energy COM [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	0	0
Property, plant and equipment	18	303
Intangible assets	1,319	1,280
Right-of-use asset	564	444
SER [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	0
Property, plant and equipment	39,075
Intangible assets	261
Right-of-use asset	150
GAS [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets		25,510
Property, plant and equipment		0
Intangible assets		0
Right-of-use asset		(1,363)
Holding And Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	0	0
Property, plant and equipment	17	44,066
Intangible assets	2,378	1,828
Right-of-use asset	R$ 1,988	R$ 7,533